JPMorgan U.S. Value Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Aerospace & Defense — 4.1%
General Dynamics Corp.	198	41,940
Northrop Grumman Corp.	67	31,709
Raytheon Technologies Corp.	591	48,356
		122,005
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	226	36,443
Airlines — 0.7%
Southwest Airlines Co. *	718	22,158
Banks — 9.0%
Bank of America Corp.	1,565	47,265
Citigroup, Inc.	549	22,873
Citizens Financial Group, Inc.	340	11,682
M&T Bank Corp.	132	23,242
PNC Financial Services Group, Inc. (The)	235	35,129
Truist Financial Corp.	883	38,417
US Bancorp	437	17,633
Wells Fargo & Co.	1,783	71,717
		267,958
Beverages — 1.4%
Monster Beverage Corp. *	197	17,122
PepsiCo, Inc.	148	24,156
		41,278
Biotechnology — 3.5%
AbbVie, Inc.	341	45,716
Amgen, Inc.	77	17,426
Biogen, Inc. *	24	6,304
Vertex Pharmaceuticals, Inc. *	119	34,484
		103,930
Building Products — 0.4%
Trane Technologies plc	80	11,524
Capital Markets — 7.0%
BlackRock, Inc.	89	49,180
Charles Schwab Corp. (The)	411	29,512
Goldman Sachs Group, Inc. (The)	115	33,813
Morgan Stanley	674	53,273
S&P Global, Inc.	61	18,596
T. Rowe Price Group, Inc.	226	23,729
		208,103
Chemicals — 2.5%
Air Products and Chemicals, Inc.	173	40,203
Axalta Coating Systems Ltd. *	1,709	35,994
		76,197

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	132	17,986
Construction Materials — 1.1%
Vulcan Materials Co.	205	32,297
Consumer Finance — 1.8%
American Express Co.	218	29,462
Capital One Financial Corp.	253	23,277
		52,739
Containers & Packaging — 0.3%
Ball Corp.	177	8,558
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B *	205	54,685
Electric Utilities — 2.2%
Entergy Corp.	102	10,260
NextEra Energy, Inc.	353	27,658
Xcel Energy, Inc.	443	28,392
		66,310
Electrical Equipment — 1.1%
Eaton Corp. plc	250	33,397
Entertainment — 0.3%
Walt Disney Co. (The) *	105	9,877
Equity Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc.	57	10,435
Host Hotels & Resorts, Inc.	1,154	18,326
Ventas, Inc.	294	11,806
		40,567
Food & Staples Retailing — 1.1%
Walmart, Inc.	252	32,704
Food Products — 0.9%
Mondelez International, Inc., Class A	515	28,224
Health Care Equipment & Supplies — 3.5%
Becton Dickinson and Co.	105	23,372
Boston Scientific Corp. *	735	28,478
Medtronic plc	383	30,939
Zimmer Biomet Holdings, Inc.	198	20,669
		103,458
Health Care Providers & Services — 6.3%
Cigna Corp.	178	49,375
Elevance Health, Inc.	57	25,728
Humana, Inc.	68	32,832
UnitedHealth Group, Inc.	160	81,104
		189,039

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc. *	12	19,865
McDonald's Corp.	123	28,454
		48,319
Household Durables — 0.3%
Newell Brands, Inc.	611	8,494
Household Products — 1.0%
Procter & Gamble Co. (The)	246	31,122
Insurance — 4.2%
Chubb Ltd.	176	32,078
Hartford Financial Services Group, Inc. (The)	466	28,854
Loews Corp.	255	12,705
Marsh & McLennan Cos., Inc.	97	14,548
MetLife, Inc.	404	24,573
Prudential Financial, Inc.	147	12,582
		125,340
Interactive Media & Services — 2.1%
Alphabet, Inc., Class C *	364	34,974
Meta Platforms, Inc., Class A *	214	29,103
		64,077
IT Services — 0.9%
Fidelity National Information Services, Inc.	103	7,772
International Business Machines Corp.	169	20,058
		27,830
Machinery — 2.3%
Dover Corp.	336	39,153
Parker-Hannifin Corp.	118	28,686
		67,839
Media — 1.1%
Comcast Corp., Class A	1,113	32,648
Multiline Retail — 0.9%
Dollar General Corp.	115	27,608
Multi-Utilities — 1.4%
CMS Energy Corp.	569	33,151
Public Service Enterprise Group, Inc.	182	10,221
		43,372
Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	218	31,337
ConocoPhillips	865	88,541
EOG Resources, Inc.	487	54,336
Exxon Mobil Corp.	803	70,093
Valero Energy Corp.	63	6,755
		251,062

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co.	994	70,680
Eli Lilly & Co.	89	28,634
Johnson & Johnson	345	56,364
Merck & Co., Inc.	109	9,379
Pfizer, Inc.	462	20,218
		185,275
Road & Rail — 0.9%
CSX Corp.	1,049	27,940
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	310	43,152
Lam Research Corp.	28	10,329
NXP Semiconductors NV (China)	237	34,962
Texas Instruments, Inc.	278	43,116
		131,559
Software — 1.1%
Microsoft Corp.	141	32,821
Specialty Retail — 5.4%
AutoZone, Inc. *	17	37,372
Home Depot, Inc. (The)	128	35,172
Lowe's Cos., Inc.	144	27,099
O'Reilly Automotive, Inc. *	30	21,382
TJX Cos., Inc. (The)	641	39,792
		160,817
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	82	11,348
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	263	21,847
Tobacco — 1.3%
Philip Morris International, Inc.	459	38,064
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	160	21,427
Total Common Stocks (Cost $2,737,188)		2,918,246

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $104,747)	104,729	104,771
Total Investments — 101.0% (Cost $2,841,935)		3,023,017
Liabilities in Excess of Other Assets — (1.0)%		(29,099)
NET ASSETS — 100.0%		2,993,918

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,023,017	$—	$—	$3,023,017

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$76,411	$346,009	$317,667	$1	$17	$104,771	104,729	$537	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.